ORDINARY SHARES - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 shares
Common Class A
Class Of Stock [Line Items]
Voting rights, percentage	39.00%
Common Class B
Class Of Stock [Line Items]
Voting rights, percentage	61.00%
Number of Class A ordinary shares that each share is convertible into	1